Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net

Note 7 — Goodwill and Intangible Assets, Net

Intangible assets are initially recorded at fair value and tested periodically for impairment. Goodwill represents the excess of the purchase price over the fair value of identifiable tangible and intangible assets acquired and liabilities assumed in a business combination and is tested at least annually for impairment. The Company performs its goodwill impairment testing annually during the fourth quarter, or sooner if indicators or if circumstances were to occur that would more likely than not reduce the fair value of the Company’s reporting unit below its carrying amount. The Company would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill.

The Company has concluded that there was an impairment-triggering event during the quarter ended June 30, 2022 that required the Company to perform a detailed analysis of the current carrying value of its goodwill and intangible assets. For goodwill and intangible asset impairment testing purposes, the Company has one reporting unit.

During the quarter ended June 30, 2022, the Company’s market capitalization fell below total net assets. In addition, financial performance continued to weaken during the quarter, which was contrary to prior experience. Management reassessed business performance expectations following persistent adverse developments in equity markets, deterioration in the environment in which the Company operates, lower-than-expected sales, and an increase in operating expenses. These indicators, in the aggregate, required impairment testing for goodwill and intangible assets.

Based on the results of this testing, the Company determined that the carrying values of the aggregate value of its goodwill and intangible assets were not recoverable. The Company recorded impairment charges during the second quarter of 2022, representing a full impairment of the carrying value of its goodwill and intangible assets. The Company recorded an impairment charge of approximately $69.9 million, representing the carrying values of goodwill and intangible assets, which totaled $54.7 million and $15.2 million, respectively.

Changes in goodwill consisted of the following:

(In thousands)	Year ended December 31, 2022
Goodwill – beginning of period	$50,090
Goodwill acquired during period	4,368
Goodwill purchase accounting adjustment	289
Goodwill impairment loss	(54,747)
Goodwill – end of period	$—

Intangible assets, net as of December 31, 2022 were as follows:

	Intangible Assets, Gross			Accumulated Amortization and Impairment			Intangible Assets, Net
(In thousands)	January 1, 2022	Additions and Retirements, net	December 31, 2022	January 1, 2022	Expense and Retirements, net	December 31, 2022	January 1, 2022	December 31, 2022
Trade names	$2,418	$317	$2,735	$(227)	$(2,508)	$(2,735)	$2,191	$—
Customer relationships	6,176	713	6,889	(302)	(6,587)	(6,889)	5,874	—
Acquired developed Technology	4,911	1,432	6,343	(191)	(6,152)	(6,343)	4,720	—
Non-compete	1,202	—	1,202	(60)	(1,142)	(1,202)	1,142	—
Capitalized website costs	245	—	245	(100)	(145)	(245)	145	—
Total	$14,952	$2,462	$17,414	$(880)	$(16,534)	$(17,414)	$14,072	$—

Note 7 — Goodwill and Intangible Assets, Net

Intangible assets are initially recorded at fair value and tested periodically for impairment. Goodwill represents the excess of the purchase price over the fair value of identifiable tangible and intangible assets acquired and liabilities assumed in a business combination and is tested at least annually for impairment. The Company performs its goodwill impairment testing annually during the fourth quarter, or sooner if indicators or if circumstances were to occur that would more likely than not reduce the fair value of the Company’s reporting unit below its carrying amount. The Company would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill.

The Company has concluded that there was an impairment-triggering event during the quarter ended June 30, 2022 that required the Company to perform a detailed analysis of the current carrying value of its goodwill and intangible assets. For goodwill and intangible asset impairment testing purposes, the Company has one reporting unit.

During the quarter ended June 30, 2022, the Company’s market capitalization fell below total net assets. In addition, financial performance continued to weaken during the quarter, which was contrary to prior experience. Management reassessed business performance expectations following persistent adverse developments in equity markets, deterioration in the environment in which the Company operates, lower-than-expected sales, and an increase in operating expenses. These indicators, in the aggregate, required impairment testing for goodwill and intangible assets.

Based on the results of this testing, the Company determined that the carrying values of the aggregate value of its goodwill and intangible assets were not recoverable. The Company recorded impairment charges during the second quarter of 2022, representing a full impairment of the carrying value of its goodwill and intangible assets. The Company recorded an impairment charge of approximately $69.9 million, representing the carrying values of goodwill and intangible assets, which totaled $54.7 million and $15.2 million, respectively.

Changes in goodwill consisted of the following:

	Year Ended December 31,
(In thousands)	2022	2021
Goodwill – beginning of period	$50,090	$632
Goodwill acquired during period	4,368	49,458
Goodwill purchase accounting adjustment	289	—
Goodwill impairment loss	(54,747)	—
Goodwill – end of period	$—	$50,090

Intangible assets, net as of December 31, 2022 were as follows:

	Intangible Assets, Gross			Accumulated Amortization and Impairment			Intangible Assets, Net
(In thousands)	January 1, 2022	Additions	December 31, 2022	January 1, 2022	Expense and Impairments, net	December 31, 2022	January 1, 2022	December 31, 2022
Trade names	$2,418	$317	$2,735	$(227)	$(2,508)	$(2,735)	$2,191	$—
Customer relationships	6,176	713	6,889	(302)	(6,587)	(6,889)	5,874	—
Acquired developed technology	4,911	1,432	6,343	(191)	(6,152)	(6,343)	4,720	—
Non-compete agreements	1,202	—	1,202	(60)	(1,142)	(1,202)	1,142	—
Capitalized website costs	245	—	245	(100)	(145)	(245)	145	—
Total	$14,952	$2,462	$17,414	$(880)	$(16,534)	$(17,414)	$14,072	$—

Intangible assets, net as of December 31, 2021 was as follows:

	Intangible Assets, Gross			Accumulated Amortization			Intangible Assets, Net
(In thousands)	January 1, 2021	Additions	December 31, 2021	January 1, 2021	Expense	December 31, 2021	January 1, 2021	December 31, 2021
Trade names	$930	$1,488	$2,418	$(88)	$(139)	$(227)	$842	$2,191
Customer relationships	850	5,326	6,176	(89)	(213)	(302)	761	5,874
Acquired developed technology	—	4,911	4,911	—	(191)	(191)	—	4,720
Non-compete agreements	—	1,202	1,202	—	(60)	(60)	—	1,142
Capitalized website costs	139	106	245	(48)	(52)	(100)	91	145
Total	$1,919	$13,033	$14,952	$(225)	$(655)	$(880)	$1,694	$14,072

Amortization expense recorded in general and administrative expense in the consolidated statements of operations were $1.4 million and $655 thousand for the years ended December 31, 2022 and 2021, respectively.